Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	June 30, 2022	June 30, 2021
ASSETS
CURRENT ASSETS:
Cash	$470,634	$26,636
Other receivables	-	8,900
Prepayments and advances	-	4,300
Total current assets	470,634	39,836

OTHER ASSETS:
Intercompany receivable	114,222,952	74,858,613
Investment in subsidiaries	-	2,459,560
Total other assets	114,222,952	77,318,173

Total assets	$114,693,586	$77,358,009

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Other payables and accrued liabilities	$327,694	$396,797
Other payables - shareholders	10,711	10,711
Total current liabilities	338,405	407,508

OTHER LIABILITIES
Deficit of investment in subsidiaries	65,911,417	-
Total liabilities	66,249,822	407,508

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY:
Ordinary share, $0.04 par value, 800,000,000 shares authorized, 4,819,700 and 2,758,920 shares issued and outstanding as of June 30, 2022 and 2021, respectively*	192,788	110,357
Additional paid-in-capital	195,654,317	147,684,772
Deferred stock compensation	(32,978)	(682,383)
Deficit	(147,370,363)	(70,162,245)
Total shareholders’ equity	48,443,764	76,950,501
Total liabilities and shareholders’ equity	$114,693,586	$77,358,009

Schedule of parent company statements of operations and comprehensive loss
	For the Years Ended June 30,
	2022	2021	2020
GENERAL AND ADMINISTRATIVE EXPENSES	$(4,098,934)	$(2,821,121)	$(1,402,044)
STOCK COMPENSATION EXPENSE	(4,732,700)	(5,717,900)	(3,444,617)
LOSS FROM OPERATIONS	(8,831,634)	(8,539,021)	(4,846,661)

OTHER INCOME (EXPENSE), NET
Finance expense	(5,507)	(6,480)	(5,007)
Equity loss of subsidiaries	(68,370,977)	(1,118,204)	(12,562,142)
Gain on debt settlement	-	25,092	-
Gain on sale of subsidiaries	-	1,400,100	5,787,213
TOTAL OTHER INCOME (EXPENSE), NET	(68,376,484)	300,508	(6,779,936)

NET LOSS	$(77,208,118)	$(8,238,513)	$(11,626,597)

Schedule of parent company statements of cash flows
	For the Years Ended June 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(77,208,118)	$(8,238,513)	$(11,626,597)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	4,732,700	5,717,900	3,444,617
Equity loss of subsidiaries	68,370,977	1,118,204	12,562,142
Gain on debt settlement	-	(25,092)	-
Gain on sale of discontinued operations	-	(1,400,100)	(5,787,213)
Changes in operating assets and liabilities
Other receivables	8,900	(6,600)	-
Prepayments and advances	4,300	(4,300)	(125,000)
Intercompany receivables	(39,364,339)	(65,500,903)	(1,231,449)
Other payables and accrued liabilities	(69,103)	60,090	93,711
Net cash used in operating activities	(43,524,683)	(68,279,314)	(2,669,789)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	-	-	(2,000,000)
Proceeds from disposal of subsidiaries	-	100	600,000
Net cash provided by (used in) investing activities	-	100	(1,400,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders	-	-	300,000
Borrowings from related parties	-	-	-
Proceeds from sale of ordinary shares	43,937,202	62,341,025	4,502,901
Proceeds from exercise of warrants	31,479	5,171,591	-
Net cash provided by financing activities	43,968,681	67,512,616	4,802,901

NET CHANGE IN CASH	443,998	(766,598)	733,112

CASH, beginning of year	26,636	793,234	60,122

CASH, end of year	$470,634	$26,636	$793,234

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued to repay other payables – related parties and service providers	$-	$-	$1,137,378
Ordinary shares issued to repay debt in subsidiary	$-	$-	$5,240,679
Ordinary share issued for acquisition of subsidiary	$-	$-	$1,889,799
Ordinary share issued for acquisition of equipment	$-	$3,818,000	$1,963,607
Ordinary share issued for acquisition of intangible assets held in a subsidiary	$-	$1,550,000	$-
Other receivables outstanding from disposal of subsidiary	$-	$-	$1,000,000
Forgiveness of former subsidiary’s receivable upon disposal of subsidiary	$-	$120,000	$-
Recognition of accrued liabilities from subsidiary	$-	$-	$214,792
Derecognition of intercompany balance upon disposal of subsidiary	$-	$-	$23,164,488
Proceeds from disposal of subsidiary received by intercompany	$-	$1,400,000	$-